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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10223

Voya Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Senior Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2015 (Unaudited)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 132.8%
			Aerospace & Defense: 0.3%
1,619,369			Custom Sensors & Technologies, First Lien Term Loan, 4.500%, 09/30/21	$1,625,441	0.3

			Automotive: 6.0%
2,000,000			BBB Industries US Holdings, Inc., First Lien Term Loan, 6.000%, 11/03/21	2,018,750	0.3
1,995,000			Dealer Tire, LLC, Term Loan B, 5.500%, 12/22/21	2,014,950	0.3
1,350,000			Dynacast International LLC, First Lien Term Loan, 5.250%, 01/28/22	1,363,500	0.2
6,947,500			Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	6,934,473	1.2
5,600,005			Fram Group Holdings Inc., First Lien Term Loan, 7.000%, 07/31/17	5,397,005	0.9
393,717			Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	370,094	0.1
6,738,631			Gates Global LLC, First Lien Secured Term Loan, 4.250%, 07/05/21	6,718,624	1.1
1,513,885			Key Safety Systems, Inc., First Lien Term Loan, 4.750%, 08/29/21	1,526,185	0.3
EUR	1,250,000	(1)	Metaldyne Performance Group, Euro Term Loan B, 10/20/21	1,380,812	0.2
1,884,046			Metaldyne Performance Group, Term Loan B, 3.750%, 10/20/21	1,890,702	0.3
60,456			Service King, Delayed Draw Term Loan, 4.500%, 08/18/21	61,010	0.0
536,544			Service King, Term Loan B, 4.500%, 08/18/21	541,463	0.1
4,007,814			TI Group Automotive Systems, L.L.C., Term Loan B, 4.250%, 07/02/21	4,020,339	0.7
1,559,267			UCI International, Inc., Term Loan B, 5.500%, 07/26/17	1,551,471	0.3
				35,789,378	6.0

			Beverage & Tobacco: 2.0%
EUR	3,075,000		Iglo Foods, Term Loan B1 (EUR), 4.250%, 06/30/20	3,393,983	0.6
GBP	2,675,000		Iglo Foods, Term Loan B2 (GBP), 5.232%, 06/30/20	4,106,615	0.7
EUR	4,000,000		Jacobs Douwe Egberts, Term Loan B-1 EUR, 3.500%, 07/23/21	4,445,712	0.7
				11,946,310	2.0
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Building & Development: 1.3%
1,843,720		Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 4.500%, 05/27/21	$1,854,091	0.3
825,000	(1)	Leighton Services, Term Loan B, 04/30/22	830,672	0.1
452,985		Minimax Viking GmbH, Facility B1 Loan, 4.250%, 08/16/20	454,118	0.1
2,832,876		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	2,830,516	0.5
498,741		Ply Gem Industries, Inc., Term Loan, 4.000%, 01/30/21	498,678	0.1
600,000	(1)	PrimeSource Building Products, Term Loan B, 05/06/22	600,000	0.1
720,632		Quikrete Holdings, Second Lien Term Loan, 7.000%, 03/23/21	728,739	0.1
			7,796,814	1.3

		Business Equipment & Services: 11.0%
5,970,000		Acosta, Inc., New Term Loan B, 4.250%, 09/26/21	6,000,381	1.0
2,735,006		Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/25/21	2,738,141	0.5
1,250,000		AlixPartners LLP, Second Lien Term Loan, 9.000%, 07/09/21	1,264,063	0.2
2,253,032		Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	2,265,471	0.4
920,000		Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 07/19/21	926,440	0.2
1,050,000	(1)	Boyd Corporation, First Lien Term Loan, 04/15/22	1,056,344	0.2
1,496,250		Central Security Group, Inc., First Lien Term Loan, 6.250%, 09/30/20	1,498,120	0.3
1,958,832		Coinmach Service Corp., Feb 2014 Upsized Term Loan, 4.250%, 11/14/19	1,962,504	0.3
758,770		First American Payment Systems, First Lien Term Loan, 5.750%, 10/12/18	758,770	0.1
1,398,224		First American Payment Systems, Second Lien, 10.750%, 04/12/19	1,391,233	0.2
4,962,500		Interactive Data Corporation, Term Loan B, 4.750%, 05/01/21	4,987,933	0.8
EUR 2,430,000		ION Trading Technologies Limited, First Lien Term Loan EURO, 4.500%, 06/10/21	2,697,893	0.4
692,308		ION Trading Technologies Limited, Second Lien Term Loan, 7.250%, 06/10/22	690,577	0.1

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2015 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Business Equipment & Services: (continued)
5,374,756			iQor, First Lien Term Loan, 6.000%, 04/01/21	$5,005,242	0.8
2,500,000			iQor, Second Lien Term Loan, 9.750%, 04/01/22	2,331,250	0.4
990,000			Knowledge Universe Education, LLC, Term Loan B, 5.250%, 03/20/21	996,188	0.2
1,960,188			Learning Care Group, Term Loan, 5.000%, 05/01/21	1,972,449	0.3
2,903,226			Legal Shield, First Lien Term Loan, 6.250%, 07/01/19	2,915,324	0.5
2,000,000			Legal Shield, Second Lien Term Loan, 9.750%, 07/01/20	2,011,666	0.3
613,021			Miller Heiman, Inc., Term Loan B, 6.758%, 09/30/19	594,630	0.1
2,487,500			Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	2,465,734	0.4
2,530,000			Ship US Bidco, Inc. (Worldpay), Term Loan B2A-II, 5.250%, 11/30/19	2,548,975	0.4
GBP	1,140,000		Ship US Bidco, Inc. (Worldpay), Term Loan C1, 5.750%, 11/30/19	1,758,029	0.3
780,000			Ship US Bidco, Inc. (Worldpay), Term Loan C2, 4.750%, 11/29/19	784,875	0.1
2,574,000			Sophos, Term Loan B USD, 5.000%, 01/30/21	2,593,840	0.4
5,013,469			SourceHOV, First Lien Term Loan, 7.750%, 10/27/19	4,668,793	0.8
1,155,000			SourceHOV, Second Lien Term Loan, 11.500%, 04/27/20	1,045,275	0.2
3,494,104			SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/07/19	3,526,861	0.6
347,577			Sutherland Global Services, Term Loan B Cayman, 6.000%, 04/22/21	350,618	0.1
1,493,173			Sutherland Global Services, Term Loan B, 6.000%, 04/22/21	1,506,238	0.3
93,144		(1)	Wash Multi-Family Services, CAD First Lien Term Loan, 05/26/22	93,609	0.0
531,856		(1)	Wash Multi-Family Services, USD First Lien Term Loan, 05/26/22	534,516	0.1
				65,941,982	11.0

			Cable & Satellite Television: 2.7%
2,756,750			Liberty Cablevision of Puerto Rico LLC., First Lien Term Facility, 4.500%, 01/07/22	2,762,492	0.5
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Cable & Satellite Television: (continued)
250,000		Liberty Cablevision of Puerto Rico LLC., Second Lien Facility, 7.750%, 06/30/23	$251,250	0.0
1,965,015		New Wave Communications, Including Add on Term Loan B, 4.750%, 04/30/20	1,969,927	0.3
5,215,217		RCN Cable, Term Loan B, 4.250%, 02/25/20	5,239,666	0.9
6,227,833		Wideopenwest Finance, LLC, Term Loan B, 4.500%, 04/01/19	6,237,568	1.0
			16,460,903	2.7

		Chemicals & Plastics: 7.8%
3,021,750		Armacell, First Lien Term Loan USD, 5.500%, 07/02/20	3,029,304	0.5
500,000		Aruba Investments, Inc (a.k.a Angus Chemical), US Term Loan, 5.250%, 02/02/22	505,000	0.1
1,159,890		AZ Chem US Inc., First Lien Senior Secured Term Loan, 4.500%, 06/13/21	1,164,137	0.2
1,825,000	(1)	Chemours Company (The), Term Loan B, 05/12/22	1,830,703	0.3
2,091,994		Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/01/21	2,099,839	0.3
1,000,000		Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/01/22	998,125	0.2
2,000,000		Flint Group Holdings S.A.R.L., Second Lien, 8.250%, 09/05/22	1,982,500	0.3
2,275,683		Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.750%, 09/03/21	2,282,794	0.4
376,197		Flint Group Holdings S.A.R.L., USD Term Loan C, 4.750%, 09/03/21	377,372	0.1
1,786,513		Gemini HDPE LLC, Senior Secured Term Loan, 4.750%, 08/06/21	1,799,167	0.3
2,100,000		Ineos US Finance LLC, Incremental USD Term Loan, 4.250%, 03/31/22	2,107,583	0.4
269,461		Kleopatra Holdings 2 S.C.A (Kloeckner), Initial German Borrower Dollar Term Loans, 5.000%, 04/29/20	271,103	0.0
630,539		Kleopatra Holdings 2 S.C.A (Kloeckner), Initial US Borrower Dollar Term Loans, 5.000%, 04/29/20	634,381	0.1

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Chemicals & Plastics: (continued)
891,000		Kronos Worldwide, Inc., Term Loan B Facility, 4.000%, 02/21/20	$895,455	0.1
2,981,701		MacDermid, Inc., First Lien Term Loan, 4.500%, 06/07/20	3,000,337	0.5
EUR	1,139,275	MacDermid, Inc. (a.k.a Platform Specialty Products Corp), Euro Term Facility, 4.250%, 06/07/20	1,266,516	0.2
2,054,512		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	2,062,216	0.3
1,065,987		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	1,069,985	0.2
EUR 1,536,876		Monarch (Allnex S.a.r.l.), First Lien Term Loan Euro, 4.750%, 10/01/19	1,696,391	0.3
1,094,500		Orion Engineered Carbons, Term Loan B (USD), 5.000%, 07/25/21	1,105,445	0.2
EUR	1,325,120	Oxea S.a.r.l., First Lien Term Loan Euro, 4.500%, 01/15/20	1,429,390	0.2
3,117,525		Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	3,029,845	0.5
2,123,374		Royal Adhesives & Sealants, First Lien Term Facility, 5.500%, 07/31/18	2,135,760	0.4
1,094,500		Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	1,096,039	0.2
2,992,500		Styrolution Group GmbH, Term Loan B-1 USD, 6.500%, 11/07/19	3,037,388	0.5
4,559,882		Univar Inc., Term Loan B, 5.000%, 06/30/17	4,562,021	0.8
1,282,021		Vantage Specialties Inc., Incremental Term Loan Facility, 5.000%, 02/10/19	1,275,611	0.2
			46,744,407	7.8

		Clothing/Textiles: 0.7%
3,583,084		Varsity Brands (fka Herff Jones, Inc.), First Lien Term Loan, 5.000%, 12/10/21	3,610,703	0.6
531,256		Vince, LLC, Term Loan, 5.750%, 11/27/19	532,252	0.1
			4,142,955	0.7

		Conglomerates: 1.4%
1,293,500		Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	1,295,656	0.2
600,000		Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	555,000	0.1
2,932,756		ServiceMaster Company, Term Loan, 4.250%, 07/01/21	2,944,015	0.5
Principal Amount†			Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Conglomerates: (continued)
CAD	318,082		Spectrum Brands, Inc., $CAD Term Loan, 5.011%, 12/17/19	$256,095	0.0
2,106,358			Waterpik, First Lien, 5.750%, 07/08/20	2,107,675	0.4
1,106,255			WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	1,110,404	0.2
				8,268,845	1.4

			Containers & Glass Products: 3.3%
3,358,125			Berlin Packaging, LLC, First Lien Term Loan, 4.500%, 10/01/21	3,368,968	0.6
550,000			Berlin Packaging, LLC, Second Lien Term Facility, 7.750%, 09/30/22	557,563	0.1
EUR	500,313		Constantia Flexibles, Term Loan B1 Euro, 4.750%, 04/30/22	558,852	0.1
52,974			Constantia Flexibles, Term Loan B1 USD, 4.750%, 04/30/22	53,503	0.0
EUR	74,687		Constantia Flexibles, Term Loan B2 Euro, 4.750%, 04/30/22	83,426	0.0
272,026			Constantia Flexibles, Term Loan B2 USD, 4.750%, 04/30/22	274,747	0.0
318,281		(2)	EveryWare, Inc., DIP, 10.000%, 06/15/15	316,689	0.0
988,407		(2),(3)	EveryWare, Inc., Term Loan, 12.250%, 05/21/20	405,247	0.1
1,097,250			Hilex Poly Co, LLC (aka Novolex), First Lien Term Loan Facility, 6.000%, 12/03/21	1,110,280	0.2
2,242,726			Husky Injection Molding Systems, Ltd, Incremental Term Loan, 4.250%, 06/30/21	2,253,940	0.4
900,000		(1)	Milacron LLC, Term Loan, 09/28/20	905,625	0.1
2,880,045			Otter Products, Term Loan B, 5.750%, 06/03/20	2,886,044	0.5
1,800,000			SIG Combibloc Group AG, USD Term Loan, 4.250%, 03/10/22	1,812,094	0.3
2,479,444			TricorBraun, Term Loan, 4.000%, 05/03/18	2,478,410	0.4
1,856,225			WNA Holdings Inc (a.k.a Waddington Group), USD Term Loan (Canadian Borrower), 4.500%, 06/07/20	1,859,705	0.3
1,017,853			WNA Holdings Inc (a.k.a Waddington Group), USD Upsized Term Loan (US Borrower), 4.500%, 06/07/20	1,019,762	0.2
				19,944,855	3.3

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2015 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Cosmetics/Toiletries: 0.3%
1,768,971	KIK Custom Products, Inc., First Lien with incremental, 5.500%, 04/29/19	$1,778,092	0.3

	Diversified Insurance: 5.6%
2,873,839	Alliant Holdings, I, LLC, Term Loan B, 5.000%, 12/20/19	2,892,399	0.5
925,000	AmWINS Group, Inc., Second Lien Term Loan, 9.500%, 09/06/20	935,406	0.1
6,314,193	AmWINS Group, Inc., Term Loan B, 5.250%, 09/06/19	6,372,075	1.1
2,677,307	Applied Systems Inc., First Lien Term Loan, 4.265%, 01/25/21	2,687,625	0.4
980,283	Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/24/22	987,022	0.2
1,866,750	Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.000%, 04/16/20	1,745,411	0.3
1,400,000	Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	1,214,500	0.2
5,825,613	Hub International Limited, Term Loan B, 4.000%, 10/02/20	5,813,478	1.0
4,531,879	National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	4,548,307	0.7
1,825,000	Sedgwick Holdings, Inc., Incremental Second Lien Term Loan, 6.750%, 02/28/22	1,804,469	0.3
2,300,000	Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	2,274,125	0.4
2,316,638	USI, Inc., Term Loan, 4.250%, 12/27/19	2,323,878	0.4
		33,598,695	5.6

	Drugs: 0.4%
2,200,000	Alvogen Pharma U.S., Term Loan B, 6.000%, 03/31/22	2,216,500	0.4

	Ecological Services & Equipment: 0.9%
4,427,750	4L Holdings Inc., Term Loan B, 5.504%, 05/08/20	4,389,007	0.7
900,000	Waste Industries USA, Inc., Term Loan B, 4.250%, 02/24/20	908,438	0.2
		5,297,445	0.9

	Electronics/Electrical: 14.6%
2,000,000	Accuvant Inc., First Lien Term Loan, 6.250%, 01/28/22	2,008,750	0.3
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
2,863,761		Active Network, Inc., First Lien Term Loan, 5.500%, 11/15/20	$2,861,376	0.5
3,465,000		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/27/20	3,456,337	0.6
1,400,000		Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/27/21	1,359,750	0.2
1,811,404		Aspect Software, Inc., Term Loan, 7.250%, 05/07/16	1,811,404	0.3
2,817,506		Avast Software, Term Loan, 4.750%, 03/21/20	2,841,573	0.5
2,984,367		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	2,989,163	0.5
1,475,000	(1)	Blue Coat Systems, Inc., Term Loan B, 05/23/22	1,478,688	0.2
1,933,670		BMC Software, Inc., U.S. Term Loan, 5.000%, 09/10/20	1,903,567	0.3
2,852,850		Compuware Corporation, Term Loan B-2, 6.250%, 12/15/21	2,802,569	0.5
3,081,025	(1)	Dell International LLC, Term B Loan, 4.500%, 04/30/20	3,090,172	0.5
1,715,681		ECI, Term Loan B, 5.750%, 05/28/21	1,727,104	0.3
1,700,000	(1)	Epicor Software Corporation, Term Loan B, 05/26/22	1,705,047	0.3
2,192,387		Epiq Systems, Inc., Term Loan, 4.500%, 08/27/20	2,192,387	0.4
1,095,000		Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/04/21	1,073,100	0.2
2,823,072		FCI International S.A.S., Term Loan B, 6.250%, 12/31/20	2,826,601	0.5
4,189,972		Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 4.250%, 02/28/20	4,208,593	0.7
2,216,250		Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.000%, 01/15/21	2,234,718	0.4
6,293,021		Go Daddy Operating Company, LLC, Term Loan, 4.250%, 05/13/21	6,326,946	1.0
EUR 1,960,000		Greeneden U.S. Holdings II, L.L.C., Euro Term Loan, 4.750%, 02/08/20	2,171,504	0.4
2,650,516		Hyland Software, Inc., First Lien Term Loan, 4.750%, 02/19/21	2,664,182	0.4
3,987,839		Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	4,011,766	0.7

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
2,285,244		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.500%, 05/07/21	$2,308,096	0.4
2,004,640		Omnitracs Inc., Upsized First Lien Term Loan, 4.750%, 11/25/20	2,018,422	0.3
575,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	565,656	0.1
1,348,258		Open Link Financial, Inc., Term Loan, 6.250%, 10/30/17	1,351,628	0.2
5,581,129		RedPrairie Corporation, First Lien Term Loan, 6.000%, 12/21/18	5,445,089	0.9
1,400,000		RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	1,321,250	0.2
4,200,000	(1)	Riverbed Technology, Inc., First Lien Term Loan, 6.000%, 04/24/22	4,247,578	0.7
2,630,125		Skillsoft Corp., First Lien Term Loan, 5.750%, 04/28/21	2,597,248	0.4
3,000,000	(1)	TTM Technologies, Term Loan B, 05/07/21	2,988,750	0.5
7,227,273		Zebra Technologies, Term Loan B, 4.750%, 10/27/21	7,322,131	1.2
			87,911,145	14.6

		Equity REITs and REOCs: 0.3%
1,750,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/29/20	1,788,281	0.3

		Financial Intermediaries: 1.7%
2,972,710		Duff & Phelps, Add-on Term Loan, 4.500%, 04/23/20	2,977,665	0.5
2,165,697		Guggenheim Partners Investment Management Holdings, LLC, Term Loan B, 4.250%, 07/22/20	2,182,843	0.4
1,078,000		MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,037,799	0.2
2,306,072		Santander Asset Management, Term Loan B-1 USD, 4.250%, 12/17/20	2,311,837	0.4
1,431,445		Walker & Dunlop, Term Loan, 5.250%, 12/20/20	1,442,181	0.2
			9,952,325	1.7

		Food Products: 4.2%
5,395,997		Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	5,440,962	0.9
3,500,000		Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	3,543,750	0.6
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food Products: (continued)
1,273,654	Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	$1,276,838	0.2
4,455,000	Atrium Innovations, Inc., USD First Lien Term Loan, 4.250%, 02/15/21	4,332,488	0.7
2,000,000	Atrium Innovations, Inc., USD Second Lien Term Loan, 7.750%, 08/13/21	1,850,000	0.3
4,372,187	CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	4,383,664	0.7
1,086,250	Del Monte Foods Consumer Products, Inc., First Lien, 4.250%, 02/18/21	1,039,631	0.2
1,700,000	Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	1,562,584	0.3
2,031,209	NPC International, Term Loan, 4.000%, 12/28/18	2,022,322	0.3
		25,452,239	4.2

	Food Service: 1.7%
3,801,550	CEC Entertainment, Inc., First Lien Term Loan, 4.000%, 02/14/21	3,769,872	0.6
1,191,393	P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	1,178,735	0.2
5,140,000	Burger King Corporation, Term Loan B, 4.500%, 12/12/21	5,186,044	0.9
		10,134,651	1.7

	Food/Drug Retailers: 3.0%
4,000,000	Albertsons LLC, Term Loan B4, 5.500%, 08/25/21	4,031,136	0.7
2,497,898	Del Taco, Term Loan, 5.417%, 10/01/18	2,504,143	0.4
2,985,000	Portillo Restaurant Group (The), First Lien Term Loan, 4.750%, 08/04/21	2,998,680	0.5
1,025,000	Portillo Restaurant Group (The), Second Lien Term Loan, 8.000%, 08/04/22	1,033,969	0.2
1,305,098	Roundys Supermarkets, Inc., Term Loan B, 5.750%, 03/03/21	1,270,513	0.2
4,987,628	Supervalu, Term Loan, 4.500%, 03/21/19	5,010,072	0.8
886,386	TGI Friday's, Inc., First Lien Term Loan, 5.250%, 07/15/20	889,710	0.2
		17,738,223	3.0

	Forest Products: 0.1%
637,008	Xerium Technologies, Inc., Term Loan B, 5.750%, 05/17/19	645,767	0.1

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: 13.4%
3,118,500		Accellent, Inc., First Lien Term Loan, 4.500%, 03/14/21	$3,108,755	0.5
1,761,688		Aegis Sciences, First Lien Term Loan, 5.500%, 02/19/21	1,726,454	0.3
1,975,000		Air Medical Group Holdings, Inc., Term Loan B, 4.500%, 04/28/22	1,972,707	0.3
535,000	(1)	Aspen Dental Management, Inc., Term Loan B, 04/29/22	539,681	0.1
2,437,115		ATI Physical Therapy, Term Loan B, 5.250%, 12/20/19	2,452,347	0.4
2,089,447		CareCore National, LLC, Term Loan B, 5.500%, 03/05/21	2,105,118	0.4
4,867,785		Catalent Pharma Solutions, Inc., USD Term Loan, 4.250%, 05/20/21	4,894,831	0.8
2,414,702	(1)	CHG Medical Staffing, Inc., New First Lien Term, 4.250%, 11/19/19	2,427,531	0.4
965,632		CHS/Community Health Systems, Inc., Term Loan D, 4.250%, 01/27/21	969,684	0.2
2,000,000	(1)	CHS/Community Health Systems, Inc., Term Loan H, 01/27/21	2,008,392	0.3
1,125,000	(1)	Concentra Inc, Term Loan B, 05/14/22	1,130,625	0.2
2,382,000		Connolly / iHealth Technologies, First Lien, 4.500%, 05/14/21	2,391,678	0.4
1,900,000		Connolly / iHealth Technologies, Second Lien, 8.000%, 05/14/22	1,914,250	0.3
1,840,750		Correct Care Solutions, First Lien Term Loan, 5.000%, 07/22/21	1,836,724	0.3
1,598,920		DJO Finance LLC, First Lien Term Loan, 4.250%, 06/05/20	1,604,916	0.3
4,186,250		Envision Pharmaceutical Services, First Lien Term Loan, 5.750%, 11/04/20	4,203,230	0.7
2,439,620		Healogics, Inc., First Lien Term Loan, 5.250%, 07/01/21	2,456,363	0.4
2,250,000		Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	2,205,000	0.4
1,219,718		Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	1,225,664	0.2
1,809,971		Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	1,822,038	0.3
1,931,604		Medpace Holdings, Inc., Term Loan B, 4.750%, 04/05/21	1,939,249	0.3
5,443,750		Millennium Laboratories, LLC, Term Loan B, 5.250%, 04/15/21	3,783,406	0.6
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
1,668,506		NVA Holdings, Inc., First Lien Term Loan, 4.986%, 08/15/21	$1,673,720	0.3
3,661,619		Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	3,683,361	0.6
1,473,554		Onex Carestream Finance LP, Second Lien, 9.500%, 11/30/19	1,480,922	0.2
2,481,250		Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.750%, 06/30/21	2,454,629	0.4
249,375		Par Pharmaceutical Companies, B-3, 4.250%, 09/28/19	250,362	0.0
1,240,625		Phillips-Medisize Corporation, First Lien Term Loan, 4.750%, 06/16/21	1,242,176	0.2
250,000		Phillips-Medisize Corporation, Second Lien Term Loan, 8.250%, 06/16/22	249,219	0.0
2,587,713		Progressive Solutions, Inc., First Lien, 5.500%, 10/22/20	2,600,651	0.4
EUR 250,000		Siemens Audiology Solutions, Term Loan B Euro, 5.500%, 12/10/21	278,994	0.1
3,100,000		Siemens Audiology Solutions, Term Loan B USD, 5.500%, 01/17/22	3,111,625	0.5
3,275,000	(1)	Sterigenics International LLC, Term Loan B, 05/08/22	3,291,375	0.6
2,859,896		Surgery Center Holdings, Inc., First Lien Term Loan, 5.250%, 11/03/20	2,874,195	0.5
750,000		Surgical Care Affiliates LLC, Term Loan B, 4.250%, 03/17/22	753,750	0.1
3,605,224		United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 04/03/19	3,617,619	0.6
4,500,000		Valeant Pharmaceuticals International, Inc., F1 Term Loan, 4.000%, 04/01/22	4,518,410	0.8
			80,799,651	13.4

		Home Furnishings: 1.1%
2,597,212		AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	2,613,608	0.4
1,245,612		Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	1,256,512	0.2
1,287,369		Monitronics International, Inc., Add-on Term Loan, 4.250%, 03/23/18	1,291,392	0.2

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2015 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Home Furnishings: (continued)
1,700,000	Monitronics International, Inc., Term Loan B-1, 4.500%, 04/02/22	$1,710,271	0.3
		6,871,783	1.1

	Industrial Equipment: 3.8%
2,223,735	Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	2,163,278	0.4
3,848,956	Apex Tool Group, Term Loan B, 4.500%, 01/31/20	3,791,222	0.6
EUR 670,927	CeramTec GmbH, Euro Term B-1 Loan, 4.250%, 08/30/20	743,941	0.1
EUR 204,073	CeramTec GmbH, Euro Term B-2 Loan, 4.250%, 08/30/20	226,281	0.0
1,909,864	Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	1,914,638	0.3
662,851	Filtration Group Corporation, First Lien Term Loan, 4.250%, 11/30/20	666,856	0.1
6,889,962	Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	6,738,383	1.1
2,580,241	International Equipment Solutions, LLC, Term Loan, 6.753%, 08/16/19	2,588,305	0.4
1,157,808	Sensus Metering Systems Inc., Upsized First Lien Term Loan, 4.500%, 05/09/17	1,156,361	0.2
891,000	SunSource, First Lien Term Loan, 4.753%, 02/15/21	890,443	0.2
674,581	VAT Holding, Term Loan B, 4.750%, 02/11/21	675,986	0.1
908,500	WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	912,475	0.2
325,000	WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	322,156	0.1
		22,790,325	3.8

	Leisure Goods/Activities/Movies: 6.7%
3,970,000	24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/28/21	3,840,975	0.6
7,444,124	Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/30/21	7,457,308	1.2
3,000,000	Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.750%, 08/08/22	3,018,126	0.5
3,761,199	Equinox Holdings, Inc., First Lien Term Loan, 5.000%, 01/31/20	3,791,759	0.6
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Leisure Goods/Activities/Movies: (continued)
3,742,660		FGI Operating, Fungible Term Loan B Add On, 5.500%, 04/19/19	$3,656,889	0.6
10,716,513		Fitness International, LLC., Term Loan B, 5.500%, 07/01/20	10,515,578	1.8
2,162,857	(1)	NEP/NCP Holdco, Inc, Second Lien, 9.500%, 07/22/20	2,170,968	0.4
3,909,853		NEP/NCP Holdco, Inc, Term Loan B with Add on, 4.250%, 01/22/20	3,886,394	0.7
1,900,000	(1)	TWCC Holding Corporation, Extended First Lien Term Loan, 02/13/20	1,901,187	0.3
			40,239,184	6.7

		Lodging & Casinos: 6.5%
7,960,000		Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 08/01/21	7,966,838	1.3
2,250,000		Amaya Gaming Group Inc., Second Lien Term Loan, 8.000%, 08/01/22	2,280,375	0.4
1,976,774		American Casino and Entertainment Properties LLC, First Lien Term Loan, 4.500%, 07/03/19	1,989,129	0.3
2,000,000	(1)	Aristocrat Leisure Limited, Term Loan B, 10/21/21	2,018,250	0.3
3,516,435		Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	3,510,281	0.6
2,587,000		Global Cash Access, Inc., Term Loan B, 5.535%, 12/18/20	2,604,786	0.4
982,388		Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	993,685	0.2
2,292,238		Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	2,318,598	0.4
550,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	519,750	0.1
3,801,023		Peppermill Casinos, Inc., Term Loan B, 7.250%, 11/09/18	3,848,536	0.6
1,496,250		Scientific Games International, Inc., Term Loan B-2, 6.000%, 10/01/21	1,504,199	0.3
4,409,696		Scientific Games International, Inc.,Term Loan B, 6.000%, 10/18/20	4,432,296	0.7
1,959,585		Station Casinos LLC, Term Loan, 4.250%, 03/02/20	1,969,077	0.3
3,346,671		Twin River Management Group, Inc., Term Loan B, 5.250%, 07/10/20	3,348,240	0.6
			39,304,040	6.5

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Mortgage REITs: 0.6%
2,294,250		International Market Centers, First Lien Term Loan, 5.250%, 08/11/20	$2,308,589	0.4
1,000,000		International Market Centers, Second Lien Term Loan, 8.750%, 08/11/21	997,500	0.2
			3,306,089	0.6

		Nonferrous Metals/Minerals: 0.3%
2,080,216		Fairmount Minerals, Ltd., Tranche B-2 Term Loan, 4.500%, 09/05/19	2,007,409	0.3

		Oil & Gas: 3.6%
4,810,535		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	4,738,377	0.8
1,990,000		CITGO, Term Loan B, 4.500%, 07/30/21	1,997,462	0.3
2,246,460		CITGO Holding, Inc., Holdco Term Loan, 9.500%, 05/12/18	2,279,689	0.4
2,055,113		FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/16/21	1,728,864	0.3
6,678,300		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/15/20	5,676,555	1.0
1,450,000		Penn Product Terminals, Term Loan, 4.750%, 04/01/22	1,464,048	0.2
1,989,975		Seventy Seven Energy Inc., Term Loan, 3.750%, 06/25/21	1,872,234	0.3
744,375		Southcross Holdings L.P., Term Loan B, 6.000%, 08/04/21	721,579	0.1
987,500		Western Refining, Inc., Term Loan, 4.250%, 11/12/20	990,895	0.2
			21,469,703	3.6

		Property & Casualty Insurance: 0.3%
192,857	(1)	Acrisure, LLC, First Lien Delayed Draw Term Loan, 05/13/22	193,701	0.0
1,757,143	(1)	Acrisure, LLC, First Lien Term Loan, 05/13/22	1,764,830	0.3
			1,958,531	0.3

		Publishing: 1.9%
3,069,000		Cengage Learning Acquisition, Inc., First Lien Term Loan, 8.250%, 03/31/20	3,085,944	0.5
1,475,000		Eden Bidco Limited (Top Right Group), Term Loan B2 USD, 6.000%, 04/30/22	1,467,625	0.2
257,691		HIBU PLC (fka Yell Group PLC), Facility A2, 5.270%, 03/03/19	445,161	0.1
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Publishing: (continued)
EUR	19,441	HIBU PLC (fka Yell Group PLC), Spanish Facility, 1.500%, 03/03/19	$–	0.0
1,258,011		McGraw Hill Global Education, Term Loan-B, 4.750%, 03/22/19	1,270,329	0.2
1,631,988		Nelson Canada, First Lien-C$ 330 mm, 6.750%, 07/03/14	1,193,391	0.2
2,955,000		Penton Media, Inc, First Lien, 5.000%, 09/30/19	2,973,469	0.5
1,172,505		Penton Media, Inc, Second Lien, 9.000%, 09/30/20	1,173,971	0.2
			11,609,890	1.9

		Radio & Television: 2.5%
3,294,433		Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	3,126,967	0.5
6,921,330		Clear Channel Communications, Inc., Term Loan E, 7.685%, 07/30/19	6,578,724	1.1
1,259,110		Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/08/20	1,263,832	0.2
812,500		Learfield Communications, Inc, Second Lien Term Loan, 8.750%, 10/08/21	821,387	0.1
1,836,543		Media General, Inc, DDTerm Loan-B, 4.250%, 07/31/20	1,848,940	0.3
1,488,733		Salem Communications Corporation, Term Loan B, 4.500%, 03/14/20	1,490,595	0.3
			15,130,445	2.5

		Retailers (Except Food & Drug): 11.8%
1,970,000		99 Cents Only Stores,Term Loan Facility, 4.500%, 01/15/19	1,975,335	0.3
1,368,125		Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 08/07/21	1,345,893	0.2
EUR	2,990,000	Action Holding B.V., Term Loan B, 4.771%, 01/13/21	3,324,378	0.6
7,360,717		BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	7,396,122	1.2
2,350,000		BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	2,379,864	0.4
6,200,000		Dollar Tree, Term Loan-B, 4.250%, 03/09/22	6,267,772	1.0
2,064,581		OneStopPlus, First Lien Term Loan, 4.750%, 03/15/21	2,059,419	0.3
4,040,765		Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	4,075,111	0.7

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Retailers (Except Food & Drug): (continued)
1,930,121		Hudson's Bay Company, Term Loan, 4.750%, 11/04/20	$1,940,806	0.3
3,465,000		J. Crew, Term Loan B, 4.000%, 03/01/21	3,167,381	0.5
735,019		Lands' End, Inc., Term Loan B, 4.250%, 04/04/21	725,027	0.1
3,857,283		Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	3,869,337	0.7
2,189,000		Mattress Firm Holding Corp., Term Loan-B, 5.000%, 10/20/21	2,214,539	0.4
3,463,750		Men's Wearhouse, Term Loan, 4.500%, 06/18/21	3,484,273	0.6
3,865,727		Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/25/20	3,875,391	0.7
4,444,351		Ollie's Holdings, Inc., Term Loan, 4.750%, 09/28/19	4,438,796	0.7
2,252,250		Payless ShoeSource, First Lien Term Loan, 5.000%, 03/05/21	2,189,750	0.4
8,500,000		PetSmart, Inc., Term Loan-B, 4.250%, 03/11/22	8,539,551	1.4
625,000	(1)	rue21 inc., Term Loan B, 10/10/20	578,906	0.1
2,019,088		Savers, Term Loan B, 5.000%, 07/09/19	1,990,378	0.3
924,960		Sleepy's Holdings, LLC, Term Loan, 5.000%, 03/30/19	926,116	0.2
3,650,000	(1)	Staples, Inc., Term Loan-B, 04/23/21	3,659,125	0.6
786,500		Talbots Inc. (The), First Lien Term Loan, 5.500%, 03/20/20	776,669	0.1
			71,199,939	11.8

		Surface Transport: 1.3%
2,700,000		Goodpack Ltd., First Lien Term Loan, 4.750%, 09/09/21	2,706,750	0.4
1,000,000		Goodpack Ltd., Second Lien Term Loan, 8.000%, 09/09/22	1,002,500	0.2
2,406,813		V.Group, Term Loan B, 5.000%, 06/30/21	2,430,881	0.4
1,920,000		Wabash National Corporation, Term Loan B, 4.250%, 03/19/22	1,940,400	0.3
			8,080,531	1.3

		Telecommunications: 7.3%
348,101		Altice Group, USD Term Loan B, 5.250%, 01/28/22	351,582	0.1
3,298,825		Aricent Group, First Lien Term Loan, 5.500%, 04/14/21	3,323,566	0.6
4,783,423		Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	4,809,335	0.8
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Telecommunications: (continued)
1,750,000		Asurion, LLC, Second Lien Term Loan, 8.500%, 02/28/21	$1,796,758	0.3
3,172,251		Avaya Inc., Term B-3 Loan, 4.685%, 10/26/17	3,165,402	0.5
4,383,184		Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	4,388,663	0.7
2,000,000	(1)	Avaya Inc., Term B-7 Loan, 04/30/20	1,974,844	0.3
6,100,000		Communications Sales & Leasing, Inc., Term Loan B, 5.000%, 10/14/22	6,095,425	1.0
1,697,783		Consolidated Communications, Inc., Term Loan B, 4.250%, 12/19/20	1,707,686	0.3
4,139,032		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	4,099,194	0.7
850,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	820,250	0.1
575,337		Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 06/06/19	578,574	0.1
2,987,749		Level 3 Financing, Inc, Tranche B-II 2022 Term Loan, 3.500%, 05/31/22	2,981,027	0.5
225,000	(1)	Securus Technologies, Inc., Incremental Term Loan B-2, 04/30/20	224,531	0.0
1,920,753		Securus Technologies, Inc., Upsized First Lien Term Loan, 4.750%, 04/30/20	1,892,902	0.3
3,948,847		U.S. Telepacific Corp, Term Loan B, 6.000%, 11/21/20	3,964,476	0.7
1,873,519		XO Communications, First Lien Term Loan, 4.250%, 03/19/21	1,878,203	0.3
			44,052,418	7.3

		Utilities: 2.4%
1,293,461		Atlantic Power Limited Partnership, Term Loan, 4.750%, 02/28/21	1,299,929	0.2
1,030,000		Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 06/11/16	1,036,223	0.2
3,042,311		La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20	3,053,720	0.5
1,650,000		Longview Power, LLC, Term Loan, 7.000%, 04/15/21	1,667,531	0.3
1,418,651		Pike Corporation, First Lien Term Loan, 5.500%, 12/22/21	1,431,951	0.2

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2015 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Utilities: (continued)
1,745,625	Southeast PowerGen, LLC, Term Loan B, 4.500%, 12/02/21	$1,771,265	0.3
1,989,899	TPF Generation Holdings, LLC, Term Loan, 4.750%, 12/31/17	1,924,397	0.3
2,269,313	TPF II Power, LLC, Term Loan, 5.500%, 09/30/21	2,308,742	0.4
		14,493,758	2.4

	Total Senior Loans
	(Cost $806,478,008)	798,488,949	132.8
OTHER CORPORATE DEBT: –%
	Publishing: –%
645,834	& HIBU PLC (fka Yell Group PLC), Facility B2, 03/03/24	–	0.0

	Total Other Corporate Debt
	(Cost $315,912)	–	0.0

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.7%
231	@	AR Broadcasting (Warrants)	–	0.0
888,534	@,R	Ascend Media (Residual Interest)	1	0.0
2,609	@	Caribe Media Inc.	–	0.0
89,600	@	Cengage Learning	2,464,000	0.4
3,742	@	Cumulus Media Inc. (Class A Common Shares)	8,831	0.0
246,734	@	Eagle Topco 2013 LTD	–	0.0
11,715	@	Everyware Global Inc. Warrants	–	0.0
8	@	Faith Media Holdings, Inc. (Residual Interest)	16,367	0.0
845,005	@	Fontainebleau Las Vegas, LLC (Delayed Draw Term Loan-Residual Interest)	1	0.0
1,690,010	@	Fontainebleau Las Vegas, LLC (Term Loan B-Residual Interest)	2	0.0
24,471	@	Glodyne Techoserve, Ltd.	–	0.0
748,143	@	GTS Corp.	1	0.0
154,977	@	Longview Power, LLC	1,859,724	0.3
106,702	@	Northeast Biofuels (Residual Interest)	–	0.0
19,404	@	U.S. Shipping Partners, L.P.	–	0.0
275,292	@	U.S. Shipping Partners, L.P. (Contingency Rights)	–	0.0
		Total Equities and Other Assets
		(Cost $4,930,573)	4,348,927	0.7

Total Investments (Cost $811,724,493)	$802,837,876	133.5
Liabilities in Excess of Other Assets	(201,639,443)	(33.5)
Net Assets	$601,198,433	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
&	Payment-in-kind
R	Restricted Security
(1)	Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Loan is on non-accrual basis.

CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound

Cost for federal income tax purposes is $811,805,286.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,321,611
Gross Unrealized Depreciation	(14,289,021)

Net Unrealized Depreciation	$(8,967,410)

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2015 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2015
Asset Table
Investments, at fair value
Equities and Other Assets	$2,472,831	$1,859,724	$16,372	$4,348,927
Other Corporate Debt	–	–	–	–
Senior Loans	–	798,488,949	–	798,488,949
Total Investments, at fair value	$2,472,831	$800,348,673	$16,372	$802,837,876
Other Financial Instruments+
Forward Foreign Currency Contracts	–	774,331	–	774,331
Total Assets	$2,472,831	$801,123,004	$16,372	$803,612,207
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(15,472)	$–	$(15,472)
Total Liabilities	$–	$(15,472)	$–	$(15,472)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At May 31, 2015, the following forward foreign currency contracts were outstanding for the Voya Senior Income Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank	Canadian Dollar	310,200	Sell	06/25/15	$257,476	$249,339	$8,137
State Street Bank	EU Euro	20,779,000	Sell	06/25/15	23,594,555	22,828,361	766,194
State Street Bank	British Pound	3,840,000	Sell	06/25/15	5,852,571	5,868,043	(15,472)
							$758,859

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2015 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments
Asset Derivatives

Foreign exchange contracts	Forward foreign currency contracts	$774,331
Total Asset Derivatives		$774,331

Liability Derivatives

Foreign exchange contracts	Forward foreign currency contracts	$15,472
Total Liability Derivatives		$15,472

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2015:

State Street Bank
Assets:
Forward foreign currency contracts	$774,331
Total Assets	$774,331

Liabilities:
Forward foreign currency contracts	$15,472
Total Liabilities	$15,472

Net OTC derivative instruments by counterparty, at fair value	$758,859

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$758,859

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 24, 2015